Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan. 25, 2014
Inst | Fidelity Europe Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Europe Fund/Fidelity Advisor® Europe Fund Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks growth of capital over the long term.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in securities of European issuers and other investments that are tied economically to Europe.
  Normally investing primarily in common stocks.
  Allocating investments across different European countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of European issuers and other investments that are tied economically to Europe.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Europe. Because the fund concentrates its investments in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

		Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Fidelity Europe Fund:	Returns	Quarter ended
Highest Quarter Return	23.42%	June 30, 2009
Lowest Quarter Return	-24.87%	September 30, 2011
Year-to-Date Return	26.31%	December 31, 2013

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown above are for Fidelity Europe Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Europe Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns would differ from Fidelity Europe Fund's returns to the extent that the classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Fidelity Europe Fund are shown in the table below and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Fidelity Europe Fund are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
		December 31, 2013
Inst | Fidelity Europe Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Management fee (fluctuates based on the fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.78%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	$ 1,283
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.
Inst | Fidelity Europe Fund | Class: Fidelity Europe Fund
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	28.95%	[1]
2005	rr_AnnualReturn2005	18.17%	[1]
2006	rr_AnnualReturn2006	25.18%	[1]
2007	rr_AnnualReturn2007	16.41%	[1]
2008	rr_AnnualReturn2008	(44.02%)	[1]
2009	rr_AnnualReturn2009	31.65%	[1]
2010	rr_AnnualReturn2010	8.56%	[1]
2011	rr_AnnualReturn2011	(16.76%)	[1]
2012	rr_AnnualReturn2012	25.52%	[1]
2013	rr_AnnualReturn2013	26.31%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.87%)
Inst | Fidelity Europe Fund | Return Before Taxes | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Europe Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	26.31%	[1]
Past 5 years	rr_AverageAnnualReturnYear05	13.53%	[1]
Past 10 years	rr_AverageAnnualReturnYear10	8.89%	[1]
Inst | Fidelity Europe Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Europe Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	25.86%	[1]
Past 5 years	rr_AverageAnnualReturnYear05	13.30%	[1]
Past 10 years	rr_AverageAnnualReturnYear10	8.13%	[1]
Inst | Fidelity Europe Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Europe Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	15.21%	[1]
Past 5 years	rr_AverageAnnualReturnYear05	11.07%	[1]
Past 10 years	rr_AverageAnnualReturnYear10	7.48%	[1]
Inst | Fidelity Europe Fund | MSCI® Europe Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® Europe Index
Past 1 year	rr_AverageAnnualReturnYear01	25.54%
Past 5 years	rr_AverageAnnualReturnYear05	13.66%
Past 10 years	rr_AverageAnnualReturnYear10	7.53%

[1]	The returns shown above are for Fidelity Europe Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Europe Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns would differ from Fidelity Europe Fund's returns to the extent that the classes do not have the same expenses.
[2]	Based on estimated amounts for the current fiscal year.